Condensed Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 10,880	$ 15,216	$ 3,427
Prepaid expenses and other current assets	1,154	1,362	845
Total current assets	12,034	16,578	4,272
Property and equipment, net	21	34	323
Operating lease right-of-use assets	47	92	500
Other assets	2,179	0
Total assets	14,281	16,704	5,095
Current liabilities:
Accounts payable	1,907	347	598
Accrued expenses	2,657	1,984	2,649
Warrant Liability	780	433	442
Term loans, net	0	5,907	14,731
Lease liabilities, current portion	55	108	514
Total current liabilities	5,399	8,779	18,934
Non-current term loans, net	18,568	6,946
Accrued final payment on term loans	1,100
Total liabilities	25,067	15,725	18,934
Commitments and Contingencies
Stockholders' deficit:
Common stock	2	1	1
Additional paid-in capital	4,817	4,453	3,846
Accumulated deficit	(148,829)	(136,699)	(150,910)
Total stockholders' deficit	(144,010)	(132,245)	(147,063)
Total liabilities, convertible preferred stock, and stockholders' deficit	14,281	16,704	5,095
Series A Convertible Preferred Stock [Member]
Current liabilities:
Convertible preferred stock	46,567	46,567	46,567
Series B Convertible Preferred Stock [Member]
Current liabilities:
Convertible preferred stock	51,084	51,084	51,084
Series C Convertible Preferred Stock [Member]
Current liabilities:
Convertible preferred stock	$ 35,573	$ 35,573	$ 35,573